Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Net Income	$ 1,259,808	$ 1,255,623	$ 1,326,977
Other Comprehensive Income Derivatives Qualifying As Hedges Before Tax Portion Attributable To Parent	25,547	22,532	24,019
Actuarial gains (losses) on defined benefit pension plans	(215,161)	64,989	(103,178)
(Loss) gain related to foreign currency translation	(421,789)	(114,439)	63,803
Income tax (expense) benefit related to components of other comprehensive income	68,161	(33,600)	8,831
Other comprehensive income (loss), net of tax	(543,242)	(60,518)	(6,525)
Total comprehensive income	716,566	1,195,105	1,320,452
Comprehensive income attributable to noncontrolling interests	(208,456)	(143,689)	(139,989)
Comprehensive income attributable to the Company	$ 508,110	$ 1,051,416	$ 1,180,463